SUPPLEMENT DATED MAY 8, 2008 TO THE PROSPECTUS OF
MARKET VECTORS ETF TRUST
Dated December 4, 2007

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors—Lehman Brothers AMT-Free Intermediate Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Long Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Short Municipal Index ETF, Market Vectors—Lehman Brothers High-Yield Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free California Long Municipal Index ETF and Market Vectors—Lehman Brothers AMT-Free New York Long Municipal Index ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Footnote (d) in the section entitled “Fees and Expenses: Market Vectors—Lehman Brothers AMT-Free Intermediate Municipal Index ETF” is hereby deleted and replaced with the following:

(d) The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.20% of average net assets per year at least until September 1, 2009.

Footnote (d) in each of the sections entitled “Fees and Expenses: Market Vectors—Lehman Brothers AMT-Free Long Municipal Index ETF,” “Fees and Expenses: Market Vectors—Lehman Brothers AMT-Free California Long Municipal Index ETF” and “Fees and Expenses: Market Vectors—Lehman Brothers AMT-Free New York Long Municipal Index ETF” is hereby deleted and replaced with the following:

(d) The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.24% of average net assets per year at least until September 1, 2009.

Footnote (d) in the section entitled “Fees and Expenses: Market Vectors—Lehman Brothers AMT-Free Short Municipal Index ETF” is hereby deleted and replaced with the following:

(d) The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.16% of average net assets per year at least until September 1, 2009.

Footnote (d) in the section entitled “Fees and Expenses: Market Vectors—Lehman Brothers High-Yield Municipal Index ETF” is hereby deleted and replaced with the following:

(d) The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of average net assets per year at least until September 1, 2009.

The third sentence in the fourth paragraph in the section entitled “Management” is hereby deleted and replaced with the following:

Until at least September 1, 2009, the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Market Vectors—Lehman Brothers AMT-Free Intermediate Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Long Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Short Municipal Index ETF, Market Vectors—Lehman Brothers High-Yield Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free California Long Municipal Index ETF and Market Vectors—Lehman Brothers AMT-Free New York Long Municipal Index ETF (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.20%, 0.24%, 0.16%, 0.35%, 0.24% and 0.24%, respectively, of average daily net assets per year.

Please retain this supplement for future reference.

SUPPLEMENT DATED MAY 8, 2008 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MARKET VECTORS ETF TRUST
     Dated December 4, 2007

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors—Lehman Brothers AMT-Free Intermediate Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Long Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Short Municipal Index ETF, Market Vectors—Lehman Brothers High-Yield Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free California Long Municipal Index ETF and Market Vectors—Lehman Brothers AMT-Free New York Long Municipal Index ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The third sentence in the first paragraph in the section entitled “Management--The Investment Manager--Compensation” is hereby deleted and replaced with the following:

Until at least September 1, 2009, the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Market Vectors—Lehman Brothers AMT-Free Intermediate Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Long Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free Short Municipal Index ETF, Market Vectors—Lehman Brothers High Yield Municipal Index ETF, Market Vectors—Lehman Brothers AMT-Free California Long Municipal Index ETF and Market Vectors—Lehman Brothers AMT-Free New York Long Municipal Index ETF (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.20%, 0.24%, 0.16%, 0.35%, 0.24%, and 0.24%, respectively, of average daily net assets per year.

Please retain this supplement for future reference.